SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥) director	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Shareholders of Management HoldCo
VIEs financial information
Loans	¥ 1,000		¥ 1,000
GDS Beijing and GDS Shanghai
VIEs financial information
Ownership transferred (as a percent)	100.00%
Number of directors replacing prior sold director | director	3
VIEs
VIEs financial information
Costs for outsourcing and other services provided by other consolidated entities within the Company		¥ 3,076,398	2,017,032	¥ 1,260,481
VIEs | Management HoldCo
VIEs financial information
Loans	¥ 310,100		¥ 310,100
Right of GDS Investment Company to require repayment of the loans, prior notice period			30 days